Share Capital - Schedule of Share Capital (Details) - Paid-in capital [member]		6 Months Ended		12 Months Ended
		Jun. 30, 2026 USD ($) shares	Jun. 30, 2026 MYR (RM) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 MYR (RM) shares
Schedule of Share Capital [Line Items]
Balance (in Shares)	[1]	330,337	330,337	17,665,289	17,665,289
Balance (in Ringgits and Dollars)		$ 7,097,856	RM 28,941,506		RM 7,425,257
Balance (in Shares)	[1]	1,731,736	1,731,736	330,337	330,337
Balance (in Ringgits and Dollars)		$ 9,985,731	RM 40,716,817	$ 7,097,856	RM 28,941,506
Issued shares serve as the commitment shares of the agreement [Member]
Schedule of Share Capital [Line Items]
Issuance of share capital	[1],[2]			1,750,000	1,750,000
Issuance of share capital (in Ringgits and Dollars)	[2]
Issuance Of Share Capital To Redemption Conversion Shares [Member]
Schedule of Share Capital [Line Items]
Issuance of share capital	[1],[3]			13,618,411	13,618,411
Issuance of share capital (in Ringgits and Dollars)	[3]				RM 21,516,249
Issuance of ordinary shares registered [Member]
Schedule of Share Capital [Line Items]
Issuance of share capital	[1]	9,735,870	9,735,870
Issuance of share capital (in Ringgits and Dollars)	[4]	$ 2,887,875	RM 11,775,311
Issuance of Ordinary Share Combine and Convert to One Issued and Outstanding Ordinary Share [Member]
Schedule of Share Capital [Line Items]
Share combination | $	[1],[5]	(8,334,471)		$ (32,703,363)
Share combination in ringgits and dollars	[5]
Issuance of share capital initial public offering [Member]
Schedule of Share Capital [Line Items]
Issuance of share capital	[1],[6]
Issuance of share capital (in Ringgits and Dollars)	[6]
Issuance of share capital over-allotment option [Member]
Schedule of Share Capital [Line Items]
Issuance of share capital	[1],[7]
Issuance of share capital (in Ringgits and Dollars)	[7]
Transaction costs of share issue [Member]
Schedule of Share Capital [Line Items]
Transaction costs of share issue	[1]
Transaction costs of share issue (in Ringgits and Dollars)
Issuance of share capital to CNP Equity Limited [Member]
Schedule of Share Capital [Line Items]
Issuance of share capital	[1],[8]
Issuance of share capital (in Ringgits and Dollars)	[8]

[1]	On July 16, 2025, the Company amended and restated memorandum and articles of association to include a dual class share structure and the creation of two new classes of shares, being A (Class A Shares) and B (Class B Shares), both with no par value which rank pari passu as to distributions (including on a liquidation), and provide for enhanced voting rights at a rate of twenty-to-one in favour of the Class B Shares. The share designations state that the 2,000,000 Ordinary Shares registered in the name of Mr. Lee Seng Chi and Reservoir Link Energy Bhd shall be redesignated as Class B Shares and the remaining Ordinary Shares in issue shall be redesignated as Class A Shares.
[2]	On May 30, 2025, the Company issued 1,750,000 shares of the Company’s Class A Common Stock as part of the Securities Purchase Agreement. The issued shares serve as the commitment shares of the agreement.
[3]	Pursuant to the Securities Purchase Agreement dated April 22, 2025, between Avondale Capital, LLC and the Company, Avondale elected to convert a portion of its convertible securities into redemption conversion shares. On June 23, 2025, 785,171 ordinary shares were issued to Avondale, amount of USD 610,000 at a price of USD 0.7769 per share.
[4]	Pursuant to the Securities Purchase Agreement dated December 11, 2025, between Streeterville Capital, LLC and the Company, Streeterville elected to convert a portion of its convertible securities into redemption conversion shares. On June 30, 2026, 1,040,186 ordinary shares were issued to Streeterville, amount of USD 2,046,000 at a price of USD 1.9670 per share.
[5]	On February 10, 2026, the authorised, issued, and outstanding shares of the Founder Group Limited were combined on a 100 for 1 ratio (the “Share Combination”) with the marketplace. As a result of the Share Combination, each 100 ordinary shares outstanding will automatically combine and convert to one issued and outstanding ordinary share without any action on the part of the shareholders.
[6]	On October 24, 2024, 1,218,750 ordinary shares were issued in our initial public offering at USD 4.00 per ordinary share, before deduction the discounts and expenses.
[7]	On October 31, 2024, 2,813 ordinary shares were issued in our underwriters’ partial exercise of the over-allotment option, at USD 4.00 per ordinary share, before deduction the discounts and expenses.
[8]	On December 31, 2024, 743,726 ordinary shares were issued to CNP Equity Limited pursuant to the exercise of warrant as consideration for certain professional consulting service relating to the initial offering rendered to the Company.